Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		37 Months Ended	40 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (871,939)	$ (126,013)	$ (2,362,922)	$ (300,542)	$ (2,707,619)	$ (3,579,558)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	19,028	2,566	40,647	3,094	43,741	62,769
Accretion of debt discount	4,863		16,351		16,351	21,214
Changes in operating assets and liabilities:
Other current assets	(10,967)	1,500	(54,027)	(5,000)	(59,027)	(69,994)
Accounts payables	31,771		200,246		200,246	232,017
Accounts payable- related party	27,073					27,073
Bank overdraft	(37,616)		37,616		37,616
Accrued liabilities	11,034	8,545	181,547	7,903	189,450	200,484
Related party advance	23,000		100,000		100,000	123,000
Net cash used in operating activities	(803,753)	(113,402)	(1,840,542)	(294,545)	(2,179,242)	(2,982,995)
Cash flows from investing activities:
Purchases of intangibles			(50,000)		(50,000)	(50,000)
Purchases of property and equipment	(79,120)	(6,945)	(167,738)	(28,000)	(195,738)	(274,858)
Net cash used in investing activities	(79,120)	(6,945)	(217,738)	(28,000)	(245,738)	(324,858)
Cash flows from financing activities:
Proceeds from stock subscritpions	434,507		1,467,800		1,467,800	1,902,307
Proceeds from notes payable		100,000	523,000	360,000	883,000	883,000
Principal repayments on notes payable	(31,000)		(32,000)		(32,000)	(63,000)
Proceeds from financing agreement	500,000					500,000
Advances from Company Officers			159,250		159,250	159,250
Repayments to Company Officers on Advances			(159,250)		(159,250)	(159,250)
Capital withdrawals					(3,000)	(3,000)
Capital contributions				62,835	111,059	111,059
Net cash provided by financing activities	903,507	100,000	1,958,800	422,835	2,426,859	3,330,366
Increase (Decrease) in cash	20,634	(20,347)	(99,480)	100,290	1,879	22,513
Cash, beginning of period	1,879	101,359	101,359	1,069
Cash, end of period	22,513	81,012	1,879	101,359	1,879	22,513
Supplemental cash information
Cash paid for interest	473					473
Extinguishment of related party payable			91,761		91,761	91,761
Debt extinguished with issuance of company stock			110,000		110,000	110,000
Fair value of warrants granted and recorded as debt discount	21,956		25,565		25,565	47,521
Extinguishment of related party payable with stock subscription			$ 97,693		$ 97,693	$ 97,693